Major Customer and Concentration of Credit Risk	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Major Customer and Concentration of Credit Risk
Major Customer and Concentration of Credit Risk

MPC accounted for 79 percent, 90 percent and 88 percent of the Partnership’s total revenues and other income for 2015, 2014 and 2013, excluding revenues attributable to volumes shipped by MPC under joint tariffs with third parties, which are treated as third-party revenue for accounting purposes. The Partnership provides crude oil and product pipeline transportation and storage services to MPC and operate pipelines on behalf of MPC.

The Partnership has a concentration of trade receivables due from customers in the same industry, MPC, integrated oil companies, independent refining companies and other pipeline companies. These concentrations of customers may impact the Partnership’s overall exposure to credit risk as they may be similarly affected by changes in economic, regulatory and other factors. The Partnership manages its exposure to credit risk through credit analysis, credit limit approvals and monitoring procedures, and for certain transactions, it may request letters of credit, prepayments or guarantees.